UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2015

Date of reporting period:  February 28, 2015

Item 1. Schedule of Investments.

Schedule of Investments February 28, 2015 (unaudited)

Reinhart Mid Cap Private Market Value Fund

Description	Shares	Value
COMMON STOCKS - 92.3%
Consumer Discretionary - 7.7%
Dick's Sporting Goods	57,930	$3,133,434
Discovery Communications, Class A *	93,000	3,003,900
Whirlpool	10,060	2,132,217
		8,269,551
Consumer Staples - 2.0%
Ingredion	26,300	2,162,123

Energy - 8.4%
Cameron International *	43,750	2,059,750
Denbury Resources	315,210	2,647,764
Whiting Petroleum *	68,460	2,316,002
WPX Energy *	189,680	2,044,750
		9,068,266
Financials # - 28.9%
American Financial Group	40,320	2,540,160
BOK Financial	53,310	3,145,290
Corrections Corporation of America - REIT	72,390	2,887,637
Eaton Vance	58,270	2,453,167
Fifth Third Bancorp	151,990	2,942,526
Fulton Financial	224,600	2,717,660
Investors Bancorp	218,754	2,511,296
Jones Lang LaSalle	8,900	1,435,125
Markel *	2,764	2,060,396
Plum Creek Timber - REIT	59,050	2,565,132
Ryman Hospitality Properties - REIT	42,550	2,557,255
White Mountains Insurance Group	4,972	3,317,070
		31,132,714
Health Care - 4.9%
HealthSouth	40,000	1,738,400
Hologic *	63,350	2,051,273
Universal Health Services, Class B	13,100	1,484,885
		5,274,558
Industrials - 21.1%
ADT	86,610	3,396,844
Babcock & Wilcox	108,900	3,380,256
Clean Harbors *	60,280	3,356,993
Exelis	88,290	2,136,618
Expeditors International of Washington	52,900	2,555,070
Huntington Ingalls Industries	17,500	2,473,275
Orbital ATK	38,649	2,561,656
Valmont Industries	22,950	2,860,718
		22,721,430

Information Technology - 7.0%
Cognizant Technology Solutions, Class A *	35,750	2,233,839
DST Systems	27,815	2,956,456
Synopsys *	51,890	2,408,215
		7,598,510
Materials - 4.8%
AptarGroup	38,300	2,522,821
Ashland	20,500	2,616,210
		5,139,031
Utilities - 7.5%
AGL Resources	38,280	1,879,931
Entergy	30,040	2,388,480
PPL	60,350	2,057,935
Public Service Enterprise Group	42,180	1,774,091
		8,100,437
TOTAL COMMON STOCKS
(Cost $91,728,060)		99,466,620

SHORT-TERM INVESTMENT - 8.5%
Invesco Treasury Portfolio, Institutional Class
0.01%^
(Cost $9,122,633)	9,122,633	9,122,633

Total Investments - 100.8%
(Cost $100,850,693)		108,589,253
Other Assets and Liabilities, Net - (0.8)%		(859,958)
Total Net Assets - 100.0%		$107,729,295

*	Non-income producing security
#
As of February 28, 2015, the Fund had a significant portion of its assets invested in this sector. The financial services sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence and spending.

^	Variable rate security - The rate shown is the rate in effect at February 28, 2015.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of February 28, 2015:
	Level 1	Level 2	Level 3	Total
Common Stocks	$99,466,620	$-	$-	$99,466,620
Short-Term Investment	9,122,633	-	-	9,122,633
Total Investments in Securities	$108,589,253	$-	$-	$108,589,253

Transfers between levels are recognized at the end of the reporting period. During the period ended February 28, 2015, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at February 28, 2015 was as follows*:

Reinhart Mid Cap Private Market Value Fund

Cost of investments	$100,850,693
Gross unrealized appreciation	12,307,398
Gross unrealized depreciation	(4,568,838)
Net unrealized appreciation	$7,738,560

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                          James R. Arnold, President

Date  April 28, 2015

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date   April 28, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date   April 28, 2015